Summary of Significant Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Significant Principal Accounting Policies [Abstract]
Schedule of concentration of customers and suppliers
	As of December 31
	2014	2015
	RMB	RMB

A	54,478	77,764

	For Year Ended December 31
	2014	2015
	RMB	RMB

B	304,578	257,069
C	212,345	317,576
D	*	245,427

Schedule of estimated useful lives and residual rates

Classification	Useful years	Residual rate
Electronic devices	3 years	0% – 5%
Vehicle	5 years	5%
Furniture and office equipment	5 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%